Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have not been any events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the following transactions:
Development Stage Company
On October 24, 2012, the Company raised proceeds sufficient to break escrow in connection with its IPO on a reasonable best efforts basis. The Company received and accepted aggregate subscriptions in excess of the minimum $2.0 million and issued shares of common stock to each of the Sponsor and Moor Park Global Advisors Limited, a subsidiary of the Service Provider, in the amount of $1.0 million at a purchase price of $9.00 per share. The Company purchased its first property and commenced real estate operations on October 30, 2012, and as of such date is no longer considered to be a development stage company.
Sales of Common Stock
As of October 31, 2012, the Company had 0.3 million shares of common stock outstanding, including unvested restricted shares from total proceeds from the IPO of $2.2 million.
Acquisition and Financing
On October 30, 2012, the Company acquired its first property – a McDonald’s restaurant located in Carlisle, United Kingdom for a purchase price of $2.6 million, excluding closing costs. The property contains 9,094 rentable square feet and is 100% leased. The property’s original lease has a 35-year term with 11.4 years remaining. Rent is adjusted to market every five years under the lease. The annualized straight line rental income for the initial lease term is $0.2 million or $24.74 per rentable square foot. On October 30, 2012, the Company entered into a mortgage note payable, collateralized by the McDonald's property, in the amount of $1.2 million. The mortgage note payable provides for quarterly interest payments with all principal outstanding being due on the maturity date in October 2017. The interest rate is fixed with an interest rate swap at 4.08%. The mortgage note payable may be prepaid at any time, in whole or in part, without premium or penalty. In the event of a default, the lender has the right to terminate its obligations and to accelerate the payment on any unpaid principal amount of the mortgage note payable.